Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Line Items]
Related Party Transactions
(13)	Related Party Transactions
Transactions with a Minority Investor
Prior to the IPO and the related liquidation of SOLV Energy Parent Holdings LP, on December 20, 2025, SOLV Energy Parent Holdings LP redeemed the units held by a minority investor in exchange for a $112,500 note secured by a first priority lien on all of SOLV Energy Parent Holdings LP’s assets, including its equity interests in the SOLV Energy Holdings LLC. The note was subsequently settled in January 2026 using cash on hand distributed upstream to SOLV Energy Parent Holdings LP from SOLV Energy Holdings LLC.
Transactions with American Securities
The Company was party to management consulting agreements with American Securities (“Consulting Agreements”), pursuant to which American Securities agreed to provide certain management and legal services to the Company. The Company was required to pay American Securities an annual fee to $3,000, payable in equal quarterly cash installments. Payments made, including reimbursable expenses, to American Securities under the Consulting Agreements during the three months ended March 31, 2026 and March 31, 2025 amounted to $750 and $750, respectively. The payments made during the three month ended March 31, 2026 were made prior to the consummation of the IPO. The SOLV Consulting Agreement was terminated in connection with the consummation of the IPO and Reorganization and, therefore, no further payments will be made in the future. Payments made to American Securities under the Consulting Agreements are included in “Selling, general and administrative expenses”.
In connection with the redemption of the minority investor units noted above, SOLV Energy, LLC entered into a loan agreement, dated as of January 5, 2026, with affiliated funds of American Securities. The loan agreement was terminated on February 12, 2026 in connection with the IPO.

SOLV Energy Holdings LLC [Member]
Related Party Transactions [Line Items]
Related Party Transactions
(14)	Related Party Transactions
Transactions with a minority investor
The Company has made several payments to a minority investor subsequent to the
Carve-out,
which are summarized below:

	Year Ended December 31,
	2025	2024	2023
Deferred acquisition consideration	$—	$34,144	$—
Contingent consideration	—	—	33,826
Total	$—	$34,144	$33,826
The Company paid a minority investor for transition services rendered after the
Carve-out.
The Company made deferred acquisition payments in two installments, with the first paid in December 2022 and the final payment made in January 2024. An earned profit payment for majority-completed EPC projects assigned to the Company in the
Carve-out
(contingent consideration) was settled in March 2023.

The Company owed amounts to a minority investor for commercial insurance premiums paid on behalf of the Company on certain EPC projects pursuant to the Carve-out.

	As of December 31,
	2025	2024
Due to minority investor	$—	$4,739
The Company had amounts receivable from a minority investor as follows, which are included in “Prepaids and other current assets”:

	As of December 31,
	2025	2024
Other accounts receivable	$2,987	$2,987
On December 20, 2025, SOLV Energy Parent Holdings LP redeemed the units held by a minority investor in exchange for a $112,500 note secured by a first priority lien on all of SOLV Energy Parent Holdings LP’s assets, including its equity interests in the Company. The note was subsequently settled in January 2026, see Note 18—
Subsequent Events
.
Transactions with American Securities
Prior to the completion of the CS Merger, American Securities was party to separate management consulting agreements with each of CS Energy (the “CS Consulting Agreement”) and SOLV (the “SOLV Consulting Agreement” and together with the CS Consulting Agreement, the “Consulting Agreements”), pursuant to which American Securities agreed to provide certain management and legal services to both CS Energy and SOLV in exchange for an aggregate annual fee of $3,000 in equal quarterly cash installments, plus reimbursable expenses.
In connection with the Merger, the CS Consulting Agreement was terminated and the SOLV Consulting Agreement was amended to increase the annual fee to $3,000, payable in equal quarterly cash installments. Payments made to American Securities under the Consulting Agreements during the years ended December 31, 2025, 2024 and 2023 are included in “Selling, general and administrative expenses.”
In connection with the redemption of the minority investor units noted above, SOLV Energy, LLC entered into a loan agreement, dated as of January 5, 2026, with affiliated funds of American Securities. See Note 18—
Subsequent Events
.